NON-CONTROLLING INTEREST (Tables)	3 Months Ended
Mar. 31, 2023
NON-CONTROLLING INTEREST
Schedule Of Summarizes The Changes In Non-controlling Interest
Balance, December 31, 2021	$(90,474)
Share of profit for the period	13,718
Non-controlling interest on sale of Biblos	76,756
Balance, March 31, 2023 and December 31, 2022	$-